Revenues	3 Months Ended
Mar. 31, 2018
Revenues
Revenues

9. Revenues

	Three months ended March 31,
	2018	2017
	(€ in thousands)
EMEA	3,132	2,838
Germany	1,517	1,431
France	589	525
Others	1,026	882
Asia Pacific	767	279
India	318	39
Taiwan	--	16
Others	449	224
Americas	1,153	1,413
United States	1,139	1,252
Others	14	161
Total	5,052	4,530